Related Party Transactions (Details) - Key management personnel of entity or parent - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term benefits	$ 5.8	$ 7.7
Key management personnel compensation	2.3	11.3
Key management personnel compensation, share-based	10.3	22.6
Key management personnel compensation, termination benefits	$ 0.0	$ 2.8